SEGMENT INFORMATION - Net revenue and property, plant and equipment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017
Net revenue:
Consolidated net revenue	$ 21,963	$ 19,556	$ 19,521	$ 18,000	$ 20,292	$ 16,473	$ 13,171	$ 12,228	$ 79,040	$ 62,164
Property, plant, and equipment, net:
Total property, plant, and equipment, net	5,390				5,653				5,390	5,653
Operating segments
Net revenue:
Consolidated net revenue									78,129	62,122
Operating segments | Infrastructure Solutions Group (a)
Net revenue:
Consolidated net revenue									39,218	36,509
Operating segments | Infrastructure Solutions Group (a) | Commercial
Net revenue:
Consolidated net revenue									27,507	25,773
Operating segments | Infrastructure Solutions Group (a) | Consumer
Net revenue:
Consolidated net revenue									11,711	10,736
Operating segments | Infrastructure Solutions Group
Net revenue:
Consolidated net revenue									30,917	22,070
Operating segments | Infrastructure Solutions Group | Servers and networking
Net revenue:
Consolidated net revenue									15,533	12,973
Operating segments | Infrastructure Solutions Group | Storage
Net revenue:
Consolidated net revenue									15,384	9,097
Operating segments | VMware
Net revenue:
Consolidated net revenue									7,994	3,543
United States
Net revenue:
Consolidated net revenue									38,528	30,966
Property, plant, and equipment, net:
Total property, plant, and equipment, net	4,093				4,320				4,093	4,320
Foreign countries
Net revenue:
Consolidated net revenue									40,512	31,198
Property, plant, and equipment, net:
Total property, plant, and equipment, net	$ 1,297				$ 1,333				$ 1,297	$ 1,333